Tangible assets (Tables)	12 Months Ended
Dec. 31, 2019
Tangible assets
Schedule of changes in Tangible assets in the consolidated balance sheet

Property, Plant and Equipment

Cost:
Balances at January 1, 2018	13,307
Additions	2,857
Assets acquired from Santander Tecnología México	815
Disposals	(151)
Balances at December 31, 2018	16,828
Additions	3,208
Disposals	(207)
Balances at December 31, 2019	19,829

Accumulated depreciation:
Balances at January 1, 2018	(6,809)
Additions	(1,091)
Assets acquired from Santander Tecnología México	(358)
Disposals	144
Balances at December 31, 2018	(8,114)
Additions	(1,378)
Disposals	205
Balances at December 31, 2019	(9,287)

Balances at December 31, 2018	8,714
Balances at December 31, 2019	10,542

Detail by asset class of Tangible assets for own use in the consolidated balance sheet

		Accumulated
	Cost	Depreciation	Carrying Amount

Buildings	9,780	(5,179)	4,601
IT equipment and fixtures	3,715	(1,620)	2,095
Furniture and vehicles	2,241	(1,315)	926
Others	1,092	—	1,092
Balances at December 31, 2018	16,828	(8,114)	8,714

Buildings	11,724	(5,826)	5,898
IT equipment and fixtures	4,776	(2,000)	2,776
Furniture and vehicles	2,627	(1,461)	1,166
Others	702	—	702
Balances at December 31, 2019	19,829	(9,287)	10,542